Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 49,251	$ 50,780
Less: accumulated depreciation	(20,888)	(24,958)
Property and equipment, net	28,363	25,822
Depreciation	6,400	4,700
Land and land improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	930	930
Buildings
Property, Plant and Equipment [Line Items]
Total property and equipment	1,748	1,748
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	10,309	7,917
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	15,121	13,829
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total property and equipment	20,405	25,609
Automobiles
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 738	$ 747